Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 45,799		$ 184	$ (6,791)	$ 39,192
Beginning Balance (shares) at Dec. 31, 2019	13,241,516
Net income (loss)				(5,357)	(5,357)
Other comprehensive income, net of tax			439		439
Total comprehensive income (loss)			439	(5,357)	(4,918)
Effect of share-based compensation expense		$ 3,129			3,129
Share issuances - options exercised	$ 483	(416)			67
Share issuances - options exercised (shares)	53,374
Settlement of RSUs	$ 3,207	(4,416)			1,209
Shares repurchased and cancelled	$ (238)	(804)			(1,042)
Shares repurchased and cancelled (shares)	(67,483)
Reclassification within equity		4,302		(4,302)
Ending Balance at Dec. 31, 2020	$ 49,251	1,795	623	(16,450)	35,219
Ending Balance (shares) at Dec. 31, 2020	13,227,407
Net income (loss)				(344)	(344)
Other comprehensive income, net of tax			(746)		(746)
Total comprehensive income (loss)			(746)	(344)	(1,090)
Effect of share-based compensation expense		6,653			6,653
Share issuances - options exercised	$ 259	(72)			187
Share issuances - options exercised (shares)	27,875
Settlement of RSUs	$ 971	(3,498)			(2,527)
Shares purchased and held in trust	(3,257)				(3,257)
Shares issued, net of issuance costs of $1,362, net of tax of $492	$ 23,767				23,767
Shares issued, net of issuance costs and taxes (shares)	1,687,510
Shares issued, net issuance costs					1,362
Shares issued, taxes					492
Ending Balance at Dec. 31, 2021	$ 70,991	$ 4,878	$ (123)	$ (16,794)	$ 58,952
Ending Balance (shares) at Dec. 31, 2021	14,942,792